Borrowings - Schedule of Secured Debentures (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
Amount outstanding	$ 2,260,838	$ 3,198,569	$ 0
19.50% due on 31-May-24
Debt Instrument [Line Items]
Interest rate	19.50%	19.50%
Maturity date	May 31, 2024	May 31, 2024
Amount outstanding	$ 597,282	$ 1,494,126
19.50% due on 31-Jul-24
Debt Instrument [Line Items]
Interest rate	19.50%
Maturity date	Jul. 31, 2024
Amount outstanding	$ 337,951
19.25% due on 31-May-24
Debt Instrument [Line Items]
Interest rate	19.25%	19.25%
Maturity date	May 31, 2024	May 31, 2024
Amount outstanding	$ 424,509	$ 792,145
20.00% due on 31-Jan-24
Debt Instrument [Line Items]
Interest rate	20.00%	20.00%
Maturity date	Jan. 31, 2024	Jan. 31, 2024
Amount outstanding	$ 901,096	$ 912,298